Finance Income - Summary of Finance Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Income and Expense [line items]
Finance income	£ 44	£ 98	£ 81
IFRS9 [member]
Disclosure Of Financial Income and Expense [line items]
Financial assets measured at amortised cost	29	69	73
Financial assets measured at fair value through profit or loss	10	10	1
Net gains arising from the forward element of forward contracts in net investment hedge relationships	5	19	7
Finance income	£ 44	£ 98	£ 81